SUPPLEMENT DATED DECEMBER 17, 2009

TO THE AUL AMERICAN UNIT TRUST

PROSPECTUS DATED MAY 1, 2009

1.)	Page 8 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
American Funds American Balanced	R3	American Funds®	Capital Research and Management Company
American Funds American Balanced	R4	American Funds®	Capital Research and Management Company
American Funds Washington Mutual Investors Fund	R3	American Funds®	Capital Research and Management Company
American Funds Washington Mutual Investors Fund	R4	American Funds®	Capital Research and Management Company
1) Please refer to the Fund prospectus for a description of the class designation.

2.)	Page 11 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Dryden Financial Services Fund	A	JennisonDryden®	Wellington Management Company, LLP
Dryden Financial Services Fund	Z	JennisonDryden®	Wellington Management Company, LLP
1) Please refer to the Fund prospectus for a description of the class designation.

3.)	Page 12 of the Prospectus is revised to add the following funds to the table.
Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
First American Real Estate Securities	A	First American Funds Investment, Inc.	FAF Advisors, Inc.
First American Real Estate Securities	R	First American Funds Investment, Inc.	FAF Advisors, Inc.
1) Please refer to the Fund prospectus for a description of the class designation..

4.)	Page 13 of the Prospectus is revised to add the following funds to the table.
Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Jennison Health Sciences Fund	A	JennisonDryden®	Jennison Associates LLC
Jennison Health Sciences Fund	Z	JennisonDryden®	Jennison Associates LLC
Jennison Mid-Cap Growth Fund	A	JennisonDryden®	Jennison Associates LLC
Jennison Mid-Cap Growth Fund	Z	JennisonDryden®	Jennison Associates LLC
Jennison Natural Resources Fund	A	JennisonDryden®	Jennison Associates LLC
Jennison Natural Resources Fund	Z	JennisonDryden®	Jennison Associates LLC
Lord Abbett Classic Stock Fund	A	Lord Abbett Research Fund	Lord, Abbett & Co. LLC
Lord Abbett Classic Stock Fund	R3	Lord Abbett Research Fund	Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities	A	Lord Abbett Securities Trust	Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities	R3	Lord Abbett Securities Trust	Lord, Abbett & Co. LLC
1) Please refer to the Fund prospectus for a description of the class designation.

5.)	Page 14 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
MFS International New Discovery	R2	MFS International New Discovery	Massachusetts Financial Services Company
Neuberger Berman Small Cap Growth Fund	A	Neuberger Berman Equity Funds	Neuberger Berman Management LLC
Neuberger Berman Small Cap Growth Fund	R3	Neuberger Berman Equity Funds	Neuberger Berman Management LLC
Oppenheimer Developing Markets	A	OppenheimerFunds®	OppenheimerFunds®, Inc.
Oppenheimer Gold & Special Minerals	A	OppenheimerFunds®	OppenheimerFunds®, Inc.
Oppenheimer Gold & Special Minerals	N	OppenheimerFunds®	OppenheimerFunds®, Inc.
1) Please refer to the Fund prospectus for a description of the class designation..

6.)	Page 17 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
TIAA-CREF Growth & Income Fund	R	TIAA-CREF Funds	Teachers Insurance & Annuity Association of America
TIAA-CREF International Equity Index Fund	R	TIAA-CREF Funds	Teachers Insurance & Annuity Association of America
TIAA-CREF Large-Cap Growth Index Fund	R	TIAA-CREF Funds	Teachers Insurance & Annuity Association of America
TIAA-CREF Large-Cap Value Index Fund	R	TIAA-CREF Funds	Teachers Insurance & Annuity Association of America
TIAA-CREF Social Choice Equity Fund	R	TIAA-CREF Funds	Teachers Insurance & Annuity Association of America
1) Please refer to the Fund prospectus for a description of the class designation..

7.)

Fund & Class Designation	Objective
American Funds American Balanced – Class R3 & R4	Seeks conservation of capital, current income and long-term growth of capital and income.
American Funds Washington Mutual Investors Fund – Class R3 & R4	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

8.)	Page 70 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Dryden Financial Services – Class A & Z	Seeks long-term capital appreciation.
First American Real Estate Securities – Class A & R	Seeks above average current income and long-term capital appreciation.
First American Real Estate Securities – Class A & R	Seeks above average current income and long-term capital appreciation.
9.)	Page 71 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Jennison Health Sciences Fund – Class A & Z	Seeks long-term capital appreciation.
Jennison Mid-Cap Growth Fund – Class A & Z	Seeks long-term capital appreciation.
Jennison Natural Resources Fund – Class A & Z	Seeks long-term growth of capital.
Lord Abbett Classic Stock Fund – Class A & R3	Seeks growth of capital and growth of income consistent with reasonable risk.
Lord Abbett Value Opportunities – Class A & R3	Seeks long-term capital appreciation.
MFS International New Discovery – Class R2	Seeks capital appreciation.
Neuberger Berman Small Cap Growth Fund – Class A & R3	Seeks growth of capital.
Oppenheimer Developing Markets – Class A	Seeks high focus potential from emerging markets.
Oppenheimer Gold & Special Minerals Fund – Class A & N	Seeks capital appreciation.

10.)	Page 73 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
TIAA-CREF Growth & Income Fund – Class R	Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income producing equity securities.
TIAA-CREF International Equity Index Fund – Class R	Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.
TIAA-CREF Large-Cap Growth Index Fund – Class R	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
TIAA-CREF Social Choice Equity Fund – Class R	Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

This supplement should be retained with the Prospectus for future reference.